Note 2. Summary of Significant Accounting Policies: Property and Equipment (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Minimum
Property, Plant and Equipment, Useful Life	2 years
Maximum
Property, Plant and Equipment, Useful Life	15 years
Structures
Property, Plant and Equipment, Useful Life	15 years	15 years
Digital displays and electrical | Minimum
Property, Plant and Equipment, Useful Life	3 years	3 years
Digital displays and electrical | Maximum
Property, Plant and Equipment, Useful Life	10 years	10 years
Static and tri-vision displays | Minimum
Property, Plant and Equipment, Useful Life	7 years	7 years
Static and tri-vision displays | Maximum
Property, Plant and Equipment, Useful Life	15 years	15 years
Vehicles, Equipment and Furniture | Minimum
Property, Plant and Equipment, Useful Life	2 years
Vehicles, Equipment and Furniture | Maximum
Property, Plant and Equipment, Useful Life	5 years
Office Furniture and Equipment
Property, Plant and Equipment, Useful Life		5 years